Business - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 19, 2024 shares	Jun. 14, 2024	Jan. 31, 2024	Dec. 31, 2024 USD ($) Offering shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Nature Of Business [Line Items]
Stockholders' equity				$ (91,131)	$ (100,625)	$ (66,174)	$ (62,058)	$ (45,051)
Cara Therapeutics, Inc.
Nature Of Business [Line Items]
Date of formation				Jul. 02, 2004
Restructuring and related cost, percentage of workforce reduction		70.00%	50.00%
Proceeds from equity and debt financing				$ 520,700
Number of follow-on public offerings | Offering				4
Unrestricted cash and cash equivalents and marketable securities				$ 37,903
Stock split conversion ratio	0.083
Reverse stock split fractional shares issued | shares	0			0
Stockholders' equity				$ (4,593)	$ (8,073)	$ 29,803	57,085	$ 158,779	$ 227,522
Cara Therapeutics, Inc. | License Agreement with Maruishi Pharmaceutical Co. Ltd [Member]
Nature Of Business [Line Items]
Earned milestone payment							$ 1,449
Cara Therapeutics, Inc. | CSL Vifor, Maruishi and CKDP | License and supply agreements for difelikefalin [Member]
Nature Of Business [Line Items]
Amounts earned in connection with license and supply agreements				289,900
Cara Therapeutics, Inc. | Affiliated Entity [Member] | Vifor International Ltd.
Nature Of Business [Line Items]
Proceeds from the sale of common stock under license agreement with Vifor International				$ 98,000